Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.16%
Aerospace & Defense–0.53%
Curtiss-Wright Corp.	60,134	$7,131,892
Air Freight & Logistics–0.64%
Hub Group, Inc., Class A(b)	127,847	8,601,546
Aluminum–1.20%
Kaiser Aluminum Corp.	145,698	16,099,629
Apparel Retail–0.63%
Foot Locker, Inc.	149,652	8,417,925
Apparel, Accessories & Luxury Goods–0.48%
Carter’s, Inc.	71,870	6,391,399
Application Software–5.93%
Bottomline Technologies (DE), Inc.(b)	348,874	15,786,549
Envestnet, Inc.(b)	108,565	7,841,650
Everbridge, Inc.(b)	47,172	5,716,303
j2 Global, Inc.(b)	235,319	28,205,335
Olo, Inc., Class A(b)	219,078	5,781,468
Q2 Holdings, Inc.(b)	161,159	16,148,132
		79,479,437
Asset Management & Custody Banks–2.03%
Federated Hermes, Inc., Class B	370,018	11,581,563
Focus Financial Partners, Inc., Class A(b)	375,951	15,647,081
		27,228,644
Auto Parts & Equipment–2.55%
Dorman Products, Inc.(b)	159,952	16,417,473
Visteon Corp.(b)	146,300	17,841,285
		34,258,758
Automotive Retail–3.79%
AutoNation, Inc.(b)	321,607	29,980,204
Monro, Inc.	315,931	20,788,260
		50,768,464
Biotechnology–2.88%
ADC Therapeutics S.A. (Switzerland)(b)(c)	98,794	2,411,561
Avid Bioservices, Inc.(b)	242,553	4,421,741
Emergent BioSolutions, Inc.(b)	190,674	17,715,521
Twist Bioscience Corp.(b)	81,281	10,067,465
Zai Lab Ltd., ADR (China)(b)	30,127	4,019,846
		38,636,134
Building Products–1.12%
Masonite International Corp.(b)	130,331	15,019,345
Communications Equipment–0.50%
EchoStar Corp., Class A(b)	278,340	6,680,160
Construction & Engineering–1.45%
Comfort Systems USA, Inc.	114,806	8,584,045
Valmont Industries, Inc.	45,924	10,914,757
		19,498,802
Shares		Value
Construction Machinery & Heavy Trucks–0.53%
Allison Transmission Holdings, Inc.	175,284	$7,156,846
Construction Materials–1.12%
Summit Materials, Inc., Class A(b)	538,212	15,080,700
Data Processing & Outsourced Services–0.41%
Paya Holdings, Inc., Class A(b)	502,476	5,507,137
Diversified Banks–1.22%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	429,125	16,401,158
Diversified Metals & Mining–1.04%
Compass Minerals International, Inc.	222,201	13,936,447
Electrical Components & Equipment–2.48%
Atkore, Inc.(b)	292,480	21,029,312
EnerSys	135,163	12,272,800
		33,302,112
Environmental & Facilities Services–0.45%
US Ecology, Inc.(b)	143,316	5,967,678
Gas Utilities–3.03%
National Fuel Gas Co.	361,682	18,080,483
Northwest Natural Holding Co.	162,264	8,754,143
Suburban Propane Partners L.P.	932,437	13,818,716
		40,653,342
Health Care Equipment–4.20%
AtriCure, Inc.(b)	236,382	15,487,749
CryoPort, Inc.(b)	240,919	12,530,197
iRhythm Technologies, Inc.(b)	46,344	6,435,328
Ortho Clinical Diagnostics Holdings PLC(b)	338,448	6,530,354
Tandem Diabetes Care, Inc.(b)	173,783	15,336,350
		56,319,978
Health Care Facilities–1.29%
Tenet Healthcare Corp.(b)	333,337	17,333,524
Health Care Services–3.40%
1Life Healthcare, Inc.(b)	216,604	8,464,884
Addus HomeCare Corp.(b)	164,644	17,220,116
LHC Group, Inc.(b)	103,948	19,875,897
		45,560,897
Health Care Supplies–0.96%
BioLife Solutions, Inc.(b)	174,770	6,291,720
OraSure Technologies, Inc.(b)	567,731	6,625,421
		12,917,141
Health Care Technology–1.26%
Inspire Medical Systems, Inc.(b)	81,467	16,862,854
Homebuilding–1.32%
TopBuild Corp.(b)	84,382	17,672,122
Hotel & Resort REITs–0.96%
DiamondRock Hospitality Co.(b)	1,255,043	12,926,943

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Household Products–0.95%
Energizer Holdings, Inc.	267,980	$12,718,331
Human Resource & Employment Services–4.28%
ASGN, Inc.(b)	302,071	28,829,657
Korn Ferry	458,252	28,581,177
		57,410,834
Hypermarkets & Super Centers–1.37%
BJ’s Wholesale Club Holdings, Inc.(b)	409,239	18,358,462
Industrial Machinery–5.30%
Chart Industries, Inc.(b)	80,042	11,393,979
EnPro Industries, Inc.	176,325	15,035,233
Evoqua Water Technologies Corp.(b)	584,571	15,374,217
Rexnord Corp.	621,751	29,278,254
		71,081,683
Internet & Direct Marketing Retail–1.03%
Overstock.com, Inc.(b)	208,347	13,805,072
Investment Banking & Brokerage–1.67%
Stifel Financial Corp.	348,922	22,351,943
IT Consulting & Other Services–1.27%
Perspecta, Inc.	588,161	17,086,077
Leisure Facilities–0.73%
Cedar Fair L.P.	196,426	9,758,444
Life Sciences Tools & Services–1.94%
Adaptive Biotechnologies Corp.(b)	126,487	5,092,367
NeoGenomics, Inc.(b)	256,614	12,376,493
Repligen Corp.(b)	44,032	8,560,261
		26,029,121
Metal & Glass Containers–0.75%
Silgan Holdings, Inc.	239,040	10,046,851
Multi-Utilities–1.51%
Avista Corp.	422,636	20,180,869
Office Services & Supplies–1.30%
ACCO Brands Corp.	2,073,035	17,496,415
Oil & Gas Exploration & Production–0.98%
CNX Resources Corp.(b)	892,721	13,122,999
Oil & Gas Storage & Transportation–0.49%
Noble Midstream Partners L.P.	451,583	6,547,954
Packaged Foods & Meats–1.36%
Simply Good Foods Co. (The)(b)	599,763	18,244,791
Personal Products–1.06%
BellRing Brands, Inc., Class A(b)	602,512	14,225,308
Pharmaceuticals–0.74%
Axsome Therapeutics, Inc.(b)	52,712	2,984,553
Collegium Pharmaceutical, Inc.(b)	290,067	6,874,588
		9,859,141
Regional Banks–8.24%
BankUnited, Inc.	378,839	16,649,974
Berkshire Hills Bancorp, Inc.	323,316	7,216,413
Cathay General Bancorp	317,133	12,932,684
Shares		Value
Regional Banks–(continued)
Heritage Financial Corp.	379,111	$10,706,095
OceanFirst Financial Corp.	467,047	11,181,105
Pacific Premier Bancorp, Inc.	394,349	17,130,520
Signature Bank	48,548	10,976,703
Silvergate Capital Corp., Class A(b)	46,917	6,670,190
Sterling Bancorp	739,571	17,024,924
		110,488,608
Research & Consulting Services–2.75%
CACI International, Inc., Class A(b)	66,471	16,395,737
KBR, Inc.	534,739	20,528,630
		36,924,367
Restaurants–3.82%
Denny’s Corp.(b)	845,377	15,309,778
Jack in the Box, Inc.	154,958	17,011,289
Texas Roadhouse, Inc.	196,565	18,858,446
		51,179,513
Semiconductor Equipment–2.90%
Brooks Automation, Inc.	250,803	20,478,065
MKS Instruments, Inc.	99,220	18,397,372
		38,875,437
Semiconductors–1.66%
Allegro MicroSystems, Inc. (Japan)(b)	262,791	6,661,752
Semtech Corp.(b)	225,463	15,556,947
		22,218,699
Specialized REITs–3.26%
EPR Properties	261,253	12,171,777
Four Corners Property Trust, Inc.	660,564	18,099,454
National Storage Affiliates Trust	336,168	13,423,188
		43,694,419
Specialty Chemicals–0.51%
Diversey Holdings Ltd.(b)	461,467	6,788,180
Thrifts & Mortgage Finance–1.89%
WSFS Financial Corp.	509,716	25,378,760
Total Common Stocks & Other Equity Interests (Cost $923,630,696)		1,329,683,292
Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	3,216,307	3,216,307
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	2,296,340	2,297,259
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,675,780	3,675,780
Total Money Market Funds (Cost $9,189,346)		9,189,346
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $932,820,042)		1,338,872,638
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 0.02%(d)(e)(f)	165,330	165,330
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	247,896	$247,995
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $413,325)		413,325
TOTAL INVESTMENTS IN SECURITIES–99.88% (Cost $933,233,367)		1,339,285,963
OTHER ASSETS LESS LIABILITIES—0.12%		1,591,233
NET ASSETS–100.00%		$1,340,877,196
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,654,149	$56,094,254	$(57,532,096)	$-	$-	$3,216,307	$405
Invesco Liquid Assets Portfolio, Institutional Class	3,322,991	40,067,324	(41,093,388)	175	157	2,297,259	333
Invesco Treasury Portfolio, Institutional Class	5,319,027	64,107,718	(65,750,965)	-	-	3,675,780	154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	12,231,580	(12,066,250)	-	-	165,330	39*
Invesco Private Prime Fund	-	16,951,388	(16,703,740)	-	347	247,995	459*
Total	$13,296,167	$189,452,264	$(193,146,439)	$175	$504	$9,602,671	$1,390

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,329,683,292	$—	$—	$1,329,683,292
Money Market Funds	9,189,346	413,325	—	9,602,671
Total Investments	$1,338,872,638	$413,325	$—	$1,339,285,963
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Select Companies Fund (the “Target Fund”) in exchange for shares of the Fund
The reorganization is expected to be consummated on or about April 23, 2021. Upon closing of the reorganization, shareholders of the Target Fund will receive shares of the Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.
Invesco Main Street Small Cap Fund®